Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pioneer Series Trust VI
Entity Central Index Key	0001380192
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000042204 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Floating Rate Fund
Class Name	Class A
Trading Symbol	FLARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Floating Rate Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class A shares at NAV returned 11.25%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Total Return Index, returned 10.55%. The performance benchmark, the Morningstar LSTA US Performing Loan Total Return Index, returned 10.86% over the period.
  The Fund’s benchmark relative performance benefited significantly from the overweight, combined with security selection, in both the software and services and pharmaceutical, biotechnology and life sciences sectors.
  Security selection in the automotive and components, transportation, and the food, beverage and tobacco sectors also contributed to the Fund’s benchmark relative performance.
  The Fund’s underweight to the lower rated CCC credit-quality tier contributed to benchmark relative performance.
  The Fund’s modest out of benchmark exposure to corporates contributed to benchmark relative performance, while the allocation to catastrophe bonds detracted slightly from benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg US Aggregate Bond Total Return Index and the Morningstar LSTA US Performing Loan Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	6.29%	3.46%	3.24%
Class A (without sales charge)	11.25%	4.42%	3.72%
Bloomberg US Aggregate Bond Total Return Index	10.55%	(0.23)%	1.49%
Morningstar LSTA US Performing Loan Total Return Index	10.86%	6.29%	5.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 342,384,312
Holdings Count | Holding	320	[1]
Advisory Fees Paid, Amount	$ 1,860,720
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$342,384,312%
Total number of portfolio holdings	320^^
Total advisory fee paid	$1,860,720
Portfolio turnover rate	64%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of October 31, 2024 ) *
Senior Secured Floating Rate Loan Interests	87.3%
Corporate Bonds	6.4%
Investment Companies	2.8%
Asset Backed Securities	1.8%
Insurance-Linked Securities	1.1%
Common Stocks	0.4%
Commercial Mortgage-Backed Securities	0.2%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000042205 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Floating Rate Fund
Class Name	Class C
Trading Symbol	FLRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Floating Rate Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.82%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class C shares at NAV returned 10.36%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Total Return Index, returned 10.55%. The performance benchmark, the Morningstar LSTA US Performing Loan Total Return Index, returned 10.86% over the period.
  The Fund’s benchmark relative performance benefited significantly from the overweight, combined with security selection, in both the software and services and pharmaceutical, biotechnology and life sciences sectors.
  Security selection in the automotive and components, transportation, and the food, beverage and tobacco sectors also contributed to the Fund’s benchmark relative performance.
  The Fund’s underweight to the lower rated CCC credit-quality tier contributed to benchmark relative performance.
  The Fund’s modest out of benchmark exposure to corporates contributed to benchmark relative performance, while the allocation to catastrophe bonds detracted slightly from benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg US Aggregate Bond Total Return Index and the Morningstar LSTA US Performing Loan Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	9.36%	3.79%	3.01%
Class C (without contingent deferred sales charge)	10.36%	3.79%	3.01%
Bloomberg US Aggregate Bond Total Return Index	10.55%	(0.23)%	1.49%
Morningstar LSTA US Performing Loan Total Return Index	10.86%	6.29%	5.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 342,384,312
Holdings Count | Holding	320	[2]
Advisory Fees Paid, Amount	$ 1,860,720
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$342,384,312%
Total number of portfolio holdings	320^^
Total advisory fee paid	$1,860,720
Portfolio turnover rate	64%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of October 31, 2024 ) *
Senior Secured Floating Rate Loan Interests	87.3%
Corporate Bonds	6.4%
Investment Companies	2.8%
Asset Backed Securities	1.8%
Insurance-Linked Securities	1.1%
Common Stocks	0.4%
Commercial Mortgage-Backed Securities	0.2%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000042206 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Floating Rate Fund
Class Name	Class Y
Trading Symbol	FLYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Floating Rate Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class Y shares at NAV returned 11.55%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Total Return Index, returned 10.55%. The performance benchmark, the Morningstar LSTA US Performing Loan Total Return Index, returned 10.86% over the period.
  The Fund’s benchmark relative performance benefited significantly from the overweight, combined with security selection, in both the software and services and pharmaceutical, biotechnology and life sciences sectors.
  Security selection in the automotive and components, transportation, and the food, beverage and tobacco sectors also contributed to the Fund’s benchmark relative performance.
  The Fund’s underweight to the lower rated CCC credit-quality tier contributed to benchmark relative performance.
  The Fund’s modest out of benchmark exposure to corporates contributed to benchmark relative performance, while the allocation to catastrophe bonds detracted slightly from benchmark relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg US Aggregate Bond Total Return Index and the Morningstar LSTA US Performing Loan Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	11.55%	4.89%	4.12%
Bloomberg US Aggregate Bond Total Return Index	10.55%	(0.23)%	1.49%
Morningstar LSTA US Performing Loan Total Return Index	10.86%	6.29%	5.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 342,384,312
Holdings Count | Holding	320	[3]
Advisory Fees Paid, Amount	$ 1,860,720
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$342,384,312%
Total number of portfolio holdings	320^^
Total advisory fee paid	$1,860,720
Portfolio turnover rate	64%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of October 31, 2024 ) *
Senior Secured Floating Rate Loan Interests	87.3%
Corporate Bonds	6.4%
Investment Companies	2.8%
Asset Backed Securities	1.8%
Insurance-Linked Securities	1.1%
Common Stocks	0.4%
Commercial Mortgage-Backed Securities	0.2%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000088499 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Equity Premium Income Fund
Class Name	Class A
Trading Symbol	PMARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Equity Premium Income Fund (“Fund”) (formerly, Pioneer Flexible Opportunities Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.20%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class A shares at NAV returned 21.47%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 38.02%. The performance benchmark, the Bloomberg U.S. Treasury TIPS 1-10 Year Index, returned 7.70% over the period.
  Security selection and sector allocation both detracted from benchmark-relative performance during the period, mainly due to an underweight in the information technology sector, and specific stock selection within the weaker performing consumer staples sector, such as Walgreens and Archer-Daniels-Midland.
  The largest contributors to performance came from several individual stocks across a variety of sectors, including International Business Machines Corp. and Dominion Energy, Inc. Additionally, the Fund's underweight to the weaker performing health care sector was a positive contributor to benchmark-relative performance.
  During the period, the Fund’s exposure to equity-linked notes (ELNs) increased to approximately 55% of the Fund's assets in connection with changes to the Fund's principal investment strategies that are disclosed in the Fund's prospectus dated March 1, 2024. The Fund's investments in ELNs are intended to generate current income based on the interest rate paid by the ELNs. As of the end of the period, the Fund's ELN holdings had an average yield within the Fund of 15.7%, which contributed a yield of 8.8% to the overall Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index and the Bloomberg U.S. Treasury TIPS 1-10 Year Index*.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	16.01%	2.99%	4.03%
Class A (without sales charge)	21.47%	3.95%	4.51%
S&P 500 Total Return Index	38.02%	15.27%	13.00%
Bloomberg U.S. Treasury TIPS 1-10 Year Index*	7.70%	2.93%	2.42%
*
Effective January 1, 2024, the Fund changed its benchmark from the Bloomberg U.S. Treasury TIPS 1-10 Year Index to the Standard & Poor’s 500 Total Return Index in connection with changes to the Fund's investment strategies. The Fund believes that the Standard & Poor’s 500 Total Return Index better reflects the Fund's investment strategies.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective January 1, 2024, the Fund changed its benchmark from the Bloomberg U.S. Treasury TIPS 1-10 Year Index to the Standard & Poor’s 500 Total Return Index in connection with changes to the Fund's investment strategies. The Fund believes that the Standard & Poor’s 500 Total Return Index better reflects the Fund's investment strategies.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 122,901,839
Holdings Count | Holding	124	[4]
Advisory Fees Paid, Amount	$ 681,196
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$122,901,839%
Total number of portfolio holdings	124^^
Total advisory fee paid	$681,196
Portfolio turnover rate	114%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2024 )*
Financials	26.4%
Information Technology	23.3%
Basic Materials	8.9%
Energy	7.1%
Consumer Discretionary	6.3%
Utilities	6.1%
Consumer Staples	5.1%
Industrials	5.0%
Communication Services	4.8%
Real Estate	4.4%
Health Care	1.8%
Household Products	0.4%
Consumer, Cyclical	0.3%
Over The Counter (OTC) Currency Put Option Purchased	0.1%
Foreign Government	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2024, the Fund is named Pioneer Equity Premium Income Fund, the Fund's investment objective is total return, including high current income, and the Fund's principal investment strategy is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments. The Fund may invest up to 60% of its net assets in equity-linked notes.
Prior to January 1, 2024, the Fund was named Pioneer Flexible Opportunities Fund and the Fund's investment objective was to seek total return.
Prior to November 30, 2023, the Fund was permitted to invest up to 25% of its total assets in a wholly-owned subsidiary, Flexible Opportunities Commodity Fund Ltd. (the Subsidiary), in order to gain exposure to certain commodity-related investments. The Fund liquidated the Subsidiary on November 30, 2023.
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Material Fund Change Objectives [Text Block]	Prior to January 1, 2024, the Fund was named Pioneer Flexible Opportunities Fund and the Fund's investment objective was to seek total return.
Material Fund Change Strategies [Text Block]
Effective January 1, 2024, the Fund is named Pioneer Equity Premium Income Fund, the Fund's investment objective is total return, including high current income, and the Fund's principal investment strategy is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments. The Fund may invest up to 60% of its net assets in equity-linked notes.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000088500 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Equity Premium Income Fund
Class Name	Class C
Trading Symbol	PRRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Equity Premium Income Fund (“Fund”) (formerly, Pioneer Flexible Opportunities Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	1.98%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class C shares at NAV returned 20.55%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 38.02%. The performance benchmark, the Bloomberg U.S. Treasury TIPS 1-10 Year Index, returned 7.70% over the period.
  Security selection and sector allocation both detracted from benchmark-relative performance during the period, mainly due to an underweight in the information technology sector, and specific stock selection within the weaker performing consumer staples sector, such as Walgreens and Archer-Daniels-Midland.
  The largest contributors to performance came from several individual stocks across a variety of sectors, including International Business Machines Corp. and Dominion Energy, Inc. Additionally, the Fund's underweight to the weaker performing health care sector was a positive contributor to benchmark-relative performance.
  During the period, the Fund’s exposure to equity-linked notes (ELNs) increased to approximately 55% of the Fund's assets in connection with changes to the Fund's principal investment strategies that are disclosed in the Fund's prospectus dated March 1, 2024. The Fund's investments in ELNs are intended to generate current income based on the interest rate paid by the ELNs. As of the end of the period, the Fund's ELN holdings had an average yield within the Fund of 15.7%, which contributed a yield of 8.8% to the overall Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Bloomberg U.S. Treasury TIPS 1-10 Year Index*.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	19.55%	3.14%	3.71%
Class C (without contingent deferred sales charge)	20.55%	3.14%	3.71%
S&P 500 Total Return Index	38.02%	15.27%	13.00%
Bloomberg U.S. Treasury TIPS 1-10 Year Index*	7.70%	2.93%	2.42%
*
Effective January 1, 2024, the Fund changed its benchmark from the Bloomberg U.S. Treasury TIPS 1-10 Year Index to the Standard & Poor’s 500 Total Return Index in connection with changes to the Fund's investment strategies. The Fund believes that the Standard & Poor’s 500 Total Return Index better reflects the Fund's investment strategies.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective January 1, 2024, the Fund changed its benchmark from the Bloomberg U.S. Treasury TIPS 1-10 Year Index to the Standard & Poor’s 500 Total Return Index in connection with changes to the Fund's investment strategies. The Fund believes that the Standard & Poor’s 500 Total Return Index better reflects the Fund's investment strategies.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 122,901,839
Holdings Count | Holding	124	[5]
Advisory Fees Paid, Amount	$ 681,196
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$122,901,839%
Total number of portfolio holdings	124^^
Total advisory fee paid	$681,196
Portfolio turnover rate	114%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2024 )*
Financials	26.4%
Information Technology	23.3%
Basic Materials	8.9%
Energy	7.1%
Consumer Discretionary	6.3%
Utilities	6.1%
Consumer Staples	5.1%
Industrials	5.0%
Communication Services	4.8%
Real Estate	4.4%
Health Care	1.8%
Household Products	0.4%
Consumer, Cyclical	0.3%
Over The Counter (OTC) Currency Put Option Purchased	0.1%
Foreign Government	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2024, the Fund is named Pioneer Equity Premium Income Fund, the Fund's investment objective is total return, including high current income, and the Fund's principal investment strategy is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments. The Fund may invest up to 60% of its net assets in equity-linked notes.
Prior to January 1, 2024, the Fund was named Pioneer Flexible Opportunities Fund and the Fund's investment objective was to seek total return.
Prior to November 30, 2023, the Fund was permitted to invest up to 25% of its total assets in a wholly-owned subsidiary, Flexible Opportunities Commodity Fund Ltd. (the Subsidiary), in order to gain exposure to certain commodity-related investments. The Fund liquidated the Subsidiary on November 30, 2023.
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Material Fund Change Objectives [Text Block]	Prior to January 1, 2024, the Fund was named Pioneer Flexible Opportunities Fund and the Fund's investment objective was to seek total return.
Material Fund Change Strategies [Text Block]
Effective January 1, 2024, the Fund is named Pioneer Equity Premium Income Fund, the Fund's investment objective is total return, including high current income, and the Fund's principal investment strategy is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments. The Fund may invest up to 60% of its net assets in equity-linked notes.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000200524 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Equity Premium Income Fund
Class Name	Class K
Trading Symbol	FLEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Equity Premium Income Fund (“Fund”) (formerly, Pioneer Flexible Opportunities Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class K shares at NAV returned 21.74%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 38.02%. The performance benchmark, the Bloomberg U.S. Treasury TIPS 1-10 Year Index, returned 7.70% over the period.
  Security selection and sector allocation both detracted from benchmark-relative performance during the period, mainly due to an underweight in the information technology sector, and specific stock selection within the weaker performing consumer staples sector, such as Walgreens and Archer-Daniels-Midland.
  The largest contributors to performance came from several individual stocks across a variety of sectors, including International Business Machines Corp. and Dominion Energy, Inc. Additionally, the Fund's underweight to the weaker performing health care sector was a positive contributor to benchmark-relative performance.
  During the period, the Fund’s exposure to equity-linked notes (ELNs) increased to approximately 55% of the Fund's assets in connection with changes to the Fund's principal investment strategies that are disclosed in the Fund's prospectus dated March 1, 2024. The Fund's investments in ELNs are intended to generate current income based on the interest rate paid by the ELNs. As of the end of the period, the Fund's ELN holdings had an average yield within the Fund of 15.7%, which contributed a yield of 8.8% to the overall Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class K shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Bloomberg U.S. Treasury TIPS 1-10 Year Index*.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class K	21.74%	4.26%	4.72%
S&P 500 Total Return Index	38.02%	15.27%	13.00%
Bloomberg U.S. Treasury TIPS 1-10 Year Index*	7.70%	2.93%	2.42%
*
Effective January 1, 2024, the Fund changed its benchmark from the Bloomberg U.S. Treasury TIPS 1-10 Year Index to the Standard & Poor’s 500 Total Return Index in connection with changes to the Fund's investment strategies. The Fund believes that the Standard & Poor’s 500 Total Return Index better reflects the Fund's investment strategies.

Performance Inception Date	Jun. 22, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective January 1, 2024, the Fund changed its benchmark from the Bloomberg U.S. Treasury TIPS 1-10 Year Index to the Standard & Poor’s 500 Total Return Index in connection with changes to the Fund's investment strategies. The Fund believes that the Standard & Poor’s 500 Total Return Index better reflects the Fund's investment strategies.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 122,901,839
Holdings Count | Holding	124	[6]
Advisory Fees Paid, Amount	$ 681,196
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$122,901,839%
Total number of portfolio holdings	124^^
Total advisory fee paid	$681,196
Portfolio turnover rate	114%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2024 )*
Financials	26.4%
Information Technology	23.3%
Basic Materials	8.9%
Energy	7.1%
Consumer Discretionary	6.3%
Utilities	6.1%
Consumer Staples	5.1%
Industrials	5.0%
Communication Services	4.8%
Real Estate	4.4%
Health Care	1.8%
Household Products	0.4%
Consumer, Cyclical	0.3%
Over The Counter (OTC) Currency Put Option Purchased	0.1%
Foreign Government	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2024, the Fund is named Pioneer Equity Premium Income Fund, the Fund's investment objective is total return, including high current income, and the Fund's principal investment strategy is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments. The Fund may invest up to 60% of its net assets in equity-linked notes.
Prior to January 1, 2024, the Fund was named Pioneer Flexible Opportunities Fund and the Fund's investment objective was to seek total return.
Prior to November 30, 2023, the Fund was permitted to invest up to 25% of its total assets in a wholly-owned subsidiary, Flexible Opportunities Commodity Fund Ltd. (the Subsidiary), in order to gain exposure to certain commodity-related investments. The Fund liquidated the Subsidiary on November 30, 2023.
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Material Fund Change Objectives [Text Block]	Prior to January 1, 2024, the Fund was named Pioneer Flexible Opportunities Fund and the Fund's investment objective was to seek total return.
Material Fund Change Strategies [Text Block]
Effective January 1, 2024, the Fund is named Pioneer Equity Premium Income Fund, the Fund's investment objective is total return, including high current income, and the Fund's principal investment strategy is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments. The Fund may invest up to 60% of its net assets in equity-linked notes.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000133350 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Equity Premium Income Fund
Class Name	Class R
Trading Symbol	MUARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Equity Premium Income Fund (“Fund”) (formerly, Pioneer Flexible Opportunities Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$165	1.49%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class R shares at NAV returned 21.11%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 38.02%. The performance benchmark, the Bloomberg U.S. Treasury TIPS 1-10 Year Index, returned 7.70% over the period.
  Security selection and sector allocation both detracted from benchmark-relative performance during the period, mainly due to an underweight in the information technology sector, and specific stock selection within the weaker performing consumer staples sector, such as Walgreens and Archer-Daniels-Midland.
  The largest contributors to performance came from several individual stocks across a variety of sectors, including International Business Machines Corp. and Dominion Energy, Inc. Additionally, the Fund's underweight to the weaker performing health care sector was a positive contributor to benchmark-relative performance.
  During the period, the Fund’s exposure to equity-linked notes (ELNs) increased to approximately 55% of the Fund's assets in connection with changes to the Fund's principal investment strategies that are disclosed in the Fund's prospectus dated March 1, 2024. The Fund's investments in ELNs are intended to generate current income based on the interest rate paid by the ELNs. As of the end of the period, the Fund's ELN holdings had an average yield within the Fund of 15.7%, which contributed a yield of 8.8% to the overall Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class R shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Bloomberg U.S. Treasury TIPS 1-10 Year Index*.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R	21.11%	3.42%	3.77%
S&P 500 Total Return Index	38.02%	15.27%	13.00%
Bloomberg U.S. Treasury TIPS 1-10 Year Index*	7.70%	2.93%	2.42%
*
Effective January 1, 2024, the Fund changed its benchmark from the Bloomberg U.S. Treasury TIPS 1-10 Year Index to the Standard & Poor’s 500 Total Return Index in connection with changes to the Fund's investment strategies. The Fund believes that the Standard & Poor’s 500 Total Return Index better reflects the Fund's investment strategies.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective January 1, 2024, the Fund changed its benchmark from the Bloomberg U.S. Treasury TIPS 1-10 Year Index to the Standard & Poor’s 500 Total Return Index in connection with changes to the Fund's investment strategies. The Fund believes that the Standard & Poor’s 500 Total Return Index better reflects the Fund's investment strategies.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 122,901,839
Holdings Count | Holding	124	[7]
Advisory Fees Paid, Amount	$ 681,196
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$122,901,839%
Total number of portfolio holdings	124^^
Total advisory fee paid	$681,196
Portfolio turnover rate	114%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2024 )*
Financials	26.4%
Information Technology	23.3%
Basic Materials	8.9%
Energy	7.1%
Consumer Discretionary	6.3%
Utilities	6.1%
Consumer Staples	5.1%
Industrials	5.0%
Communication Services	4.8%
Real Estate	4.4%
Health Care	1.8%
Household Products	0.4%
Consumer, Cyclical	0.3%
Over The Counter (OTC) Currency Put Option Purchased	0.1%
Foreign Government	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2024, the Fund is named Pioneer Equity Premium Income Fund, the Fund's investment objective is total return, including high current income, and the Fund's principal investment strategy is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments. The Fund may invest up to 60% of its net assets in equity-linked notes.
Prior to January 1, 2024, the Fund was named Pioneer Flexible Opportunities Fund and the Fund's investment objective was to seek total return.
Prior to November 30, 2023, the Fund was permitted to invest up to 25% of its total assets in a wholly-owned subsidiary, Flexible Opportunities Commodity Fund Ltd. (the Subsidiary), in order to gain exposure to certain commodity-related investments. The Fund liquidated the Subsidiary on November 30, 2023.
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Material Fund Change Objectives [Text Block]	Prior to January 1, 2024, the Fund was named Pioneer Flexible Opportunities Fund and the Fund's investment objective was to seek total return.
Material Fund Change Strategies [Text Block]
Effective January 1, 2024, the Fund is named Pioneer Equity Premium Income Fund, the Fund's investment objective is total return, including high current income, and the Fund's principal investment strategy is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments. The Fund may invest up to 60% of its net assets in equity-linked notes.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000088501 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Equity Premium Income Fund
Class Name	Class Y
Trading Symbol	PMYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Equity Premium Income Fund (“Fund”) (formerly, Pioneer Flexible Opportunities Fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class Y shares at NAV returned 21.74%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 38.02%. The performance benchmark, the Bloomberg U.S. Treasury TIPS 1-10 Year Index, returned 7.70% over the period.
  Security selection and sector allocation both detracted from benchmark-relative performance during the period, mainly due to an underweight in the information technology sector, and specific stock selection within the weaker performing consumer staples sector, such as Walgreens and Archer-Daniels-Midland.
  The largest contributors to performance came from several individual stocks across a variety of sectors, including International Business Machines Corp. and Dominion Energy, Inc. Additionally, the Fund's underweight to the weaker performing health care sector was a positive contributor to benchmark-relative performance.
  During the period, the Fund’s exposure to equity-linked notes (ELNs) increased to approximately 55% of the Fund's assets in connection with changes to the Fund's principal investment strategies that are disclosed in the Fund's prospectus dated March 1, 2024. The Fund's investments in ELNs are intended to generate current income based on the interest rate paid by the ELNs. As of the end of the period, the Fund's ELN holdings had an average yield within the Fund of 15.7%, which contributed a yield of 8.8% to the overall Fund.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Bloomberg U.S. Treasury TIPS 1-10 Year Index*.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	21.74%	4.25%	4.82%
S&P 500 Total Return Index	38.02%	15.27%	13.00%
Bloomberg U.S. Treasury TIPS 1-10 Year Index*	7.70%	2.93%	2.42%
*
Effective January 1, 2024, the Fund changed its benchmark from the Bloomberg U.S. Treasury TIPS 1-10 Year Index to the Standard & Poor’s 500 Total Return Index in connection with changes to the Fund's investment strategies. The Fund believes that the Standard & Poor’s 500 Total Return Index better reflects the Fund's investment strategies.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective January 1, 2024, the Fund changed its benchmark from the Bloomberg U.S. Treasury TIPS 1-10 Year Index to the Standard & Poor’s 500 Total Return Index in connection with changes to the Fund's investment strategies. The Fund believes that the Standard & Poor’s 500 Total Return Index better reflects the Fund's investment strategies.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 122,901,839
Holdings Count | Holding	124	[8]
Advisory Fees Paid, Amount	$ 681,196
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$122,901,839%
Total number of portfolio holdings	124^^
Total advisory fee paid	$681,196
Portfolio turnover rate	114%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2024 )*
Financials	26.4%
Information Technology	23.3%
Basic Materials	8.9%
Energy	7.1%
Consumer Discretionary	6.3%
Utilities	6.1%
Consumer Staples	5.1%
Industrials	5.0%
Communication Services	4.8%
Real Estate	4.4%
Health Care	1.8%
Household Products	0.4%
Consumer, Cyclical	0.3%
Over The Counter (OTC) Currency Put Option Purchased	0.1%
Foreign Government	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2024, the Fund is named Pioneer Equity Premium Income Fund, the Fund's investment objective is total return, including high current income, and the Fund's principal investment strategy is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments. The Fund may invest up to 60% of its net assets in equity-linked notes.
Prior to January 1, 2024, the Fund was named Pioneer Flexible Opportunities Fund and the Fund's investment objective was to seek total return.
Prior to November 30, 2023, the Fund was permitted to invest up to 25% of its total assets in a wholly-owned subsidiary, Flexible Opportunities Commodity Fund Ltd. (the Subsidiary), in order to gain exposure to certain commodity-related investments. The Fund liquidated the Subsidiary on November 30, 2023.
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Material Fund Change Objectives [Text Block]	Prior to January 1, 2024, the Fund was named Pioneer Flexible Opportunities Fund and the Fund's investment objective was to seek total return.
Material Fund Change Strategies [Text Block]
Effective January 1, 2024, the Fund is named Pioneer Equity Premium Income Fund, the Fund's investment objective is total return, including high current income, and the Fund's principal investment strategy is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments. The Fund may invest up to 60% of its net assets in equity-linked notes.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds

[1]	Excluding short-term investments and all derivative contracts except for options purchased.
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Excluding short-term investments and all derivative contracts except for options purchased.
[4]	Excluding short-term investments and all derivative contracts except for options purchased.
[5]	Excluding short-term investments and all derivative contracts except for options purchased.
[6]	Excluding short-term investments and all derivative contracts except for options purchased.
[7]	Excluding short-term investments and all derivative contracts except for options purchased.
[8]	Excluding short-term investments and all derivative contracts except for options purchased.